Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Tax rates of subsidiaries incorporated outside of Israel

Subsidiaries incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The principal tax rates applicable to the major subsidiaries outside Israel are as follows:

Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25%	(2)
Spain	25%
China	25%
United Kingdom	19%	(3)

                In 2017, the U.S. government enacted comprehensive tax legislation which significantly revises the future ongoing U.S. federal corporate income tax by, among others, lowering U.S. corporate income tax rates and implementing a territorial tax system, commencing January 2018. The tax rate above is an estimated average and includes federal and states tax. Different rate may apply in each specific state.
                The tax rate in the Netherlands will be reduced to 21.7% commencing 2021.
                The tax rate in the UK will be reduced to 17% commencing April 1, 2020.

Composition of the deferred income taxes

1. The composition of the deferred taxes and the changes therein, are as follows:

In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$ millions

Balance as at January 1, 2018	(291)	28	84	19	64	(96)
Changes in 2018:
Amounts recorded in the statement of income	(123)	(2)	(6)	-	55	(76)
Amounts recorded to a capital reserve	-	-	(3)	2	-	(1)
Translation differences	2	-	(1)	(1)	(2)	(2)
Balance as at December 31, 2018	(412)	26	74	20	117	(175)
Additions in respect of business combinations
Amounts recorded in the statement of income	(14)	8	3	-	(64)	(67)
Amounts recorded to a capital reserve	-	-	10	-	-	10
Translation differences	1	-	-	-	(1)	-
Balance as at December 31, 2019	(425)	34	87	20	52	(232)

Currencies of the deferred taxes

2. The currencies in which the deferred taxes are denominated:

As at December 31
2019	2018
$ millions	$ millions

Euro	44	22
British Pound	16	21
U.S Dollar	(1)	(7)
Israeli Shekels	(285)	(204)
Other	(6)	(7)
	(232)	(175)

Composition of the taxes on income

1.  Composition of income tax expenses (income(

For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Current taxes	91	53	208
Deferred taxes	61	76	(23)
Taxes in respect of prior years	(5)	-	(27)
	147	129	158

Theoretical tax

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates in Israel (see A(2) above) and the tax expense presented in the statements of income:

For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Income before income taxes, as reported in the statements of income	628	1,364	505
Statutory tax rate (in Israel)	23%	23%	24%
Theoretical tax expense	144	314	121
Add (less) – the tax effect of:
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax	(8)	(20)	(4)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(15)	(186)	23
Tax on dividend	2	-	18
Deductible temporary differences (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	17	24	15
Taxes in respect of prior years	(5)	-	(27)
Impact of change in tax rates	-	-	(13)
Differences in measurement basis (mainly ILS/USD)	15	(11)	18
Other differences	(3)	8	7
Taxes on income included in the income statements	147	129	158

Taxes on income relating to items recorded in equity
For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	10	(3)	3
Change in investments at fair value through other comprehensive income	(1)	-	5
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	1	2	(5)
Total	10	(1)	3